Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

9. INTANGIBLE ASSETS

During the year ended December 31, 2025, the Company capitalized $93,889 of costs related to internally-developed software. At December 31, 2025, the software build was not completed and the Company will continue to capitalize costs pursuant to ASC 350 - “Intangibles—Goodwill and Other”, until completion.